INVESTMENT MANAGERS SERIES TRUST

235 W. Galena Street

Milwaukee, Wisconsin 53233

March 11, 2021

U.S. Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File Nos. 333-122901 and 811-21719 on behalf of the WCM Focused ESG International Fund and WCM Focused ESG Emerging Markets Fund

The Trust is filing Post-Effective Amendment No. 1143 to its Registration Statement under Rule 485(a)(1) to reflect (i) changes in the Funds’ names from WCM Focused ESG International Fund to WCM Sustainable International Fund and WCM Focused ESG Emerging Markets Fund to WCM Sustainable Developing World Fund, and (ii) changes to the Funds’ principal investment strategies.

Please direct your comments to the undersigned at (626) 385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane J. Drake
Secretary